Share Capital and Warrants (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Summary of Share Capital
B) Issued and Outstanding – Common Shares

	2025		2024
	Number of Common Shares (thousands)	Amount	Number of Common Shares (thousands)	Amount
Outstanding, Beginning of Year	1,825,038	15,659	1,871,868	16,031
Issued Under the MEG Acquisition, Net of Issuance Costs (Note 4)	143,935	3,667	—	—
Issued Upon Exercise of Warrants	2,471	24	3,982	39
Issued Under Stock Option Plans	1,394	20	5,049	68
Purchase of Common Shares under NCIB	(89,438)	(771)	(55,861)	(479)
Outstanding, End of Year	1,883,400	18,599	1,825,038	15,659

	2025		2024
	Number of Common Shares (thousands)	Amount	Number of Common Shares (thousands)	Amount
Outstanding, Beginning of Year	2,000	43	—	—
Purchase of Common Shares Under Employee Benefit Plan	7,100	155	2,000	43
Distributed Under Employee Benefit Plan	(3,842)	(82)	—	—
Outstanding, End of Year	5,258	116	2,000	43

	2025		2024
	Number of Preferred Shares (thousands)	Amount	Number of Preferred Shares (thousands)	Amount
Outstanding, Beginning of Year	26,000	356	36,000	519
Preferred Shares Redeemed	(14,000)	(243)	(10,000)	(163)
Outstanding, End of Year	12,000	113	26,000	356
The Company had the following preferred shares outstanding as at December 31, 2025:

As at December 31, 2025	Dividend Reset Date	Dividend Rate (percent)	Number of Preferred Shares (thousands)
Series 1 First Preferred Shares	March 31, 2026	2.58	10,740
Series 2 First Preferred Shares (1)	Quarterly	3.95	1,260
(1)The floating-rate dividend was 5.21 percent from December 31, 2024, to March 30, 2025 (December 31, 2023, to March 30, 2024 – 6.77 percent); 4.57 percent from March 31, 2025, to June 29, 2025 (March 31, 2024, to June 29, 2024 – 6.71 percent); 4.37 percent from June 30, 2025, to September 29, 2025 (June 30, 2024, to September 29, 2024 – 6.60 percent); and 4.39 percent from September 30, 2025, to December 30, 2025 (September 30, 2024, to December 30, 2024 – 5.94 percent).
Issued and Outstanding – Warrants

	2025		2024
	Number of Warrants (thousands)	Amount	Number of Warrants (thousands)	Amount
Outstanding, Beginning of Year	3,643	12	7,625	25
Exercised	(2,471)	(8)	(3,982)	(13)
Outstanding, End of Year	1,172	4	3,643	12

	Retained Earnings Prior to Ovintiv Split	Stock-Based Compensation	Total
As at December 31, 2023	1,707	295	2,002
Common Shares Issued on Exercise of Stock Options	—	(16)	(16)
Purchase of Common Shares Under NCIB	(966)	—	(966)
Preferred Shares Redeemed	(87)	—	(87)
Stock-Based Compensation Expense	—	11	11
As at December 31, 2024	654	290	944
Common Shares Issued on Exercise of Stock Options	—	(4)	(4)
Purchase of Common Shares Under NCIB	(541)	—	(541)
Common Shares Issued Under Employee Benefit Plan	(6)	—	(6)
Preferred Shares Redeemed	(107)	—	(107)
Stock-Based Compensation Expense	—	12	12
As at December 31, 2025	—	298	298